Note 8: Borrowings and Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Short-term Debt [Text Block]
(Dollars in millions)	2011	2010
Short-term borrowings:
Commercial paper	$455	$-
Other borrowings	175	116
Total short-term borrowings	$630	$116

Long-term Debt [Text Block]
(Dollars in millions)	2011	2010
6.100% notes due 2012 *	$-	$500
4.875% notes due 2015 *	1,200	1,200
5.375% notes due 2017 *	1,000	1,000
6.125% notes due 2019 *	1,250	1,250
8.875% notes due 2019	272	272
4.500% notes due 2020 *	1,250	1,250
8.750% notes due 2021	250	250
6.700% notes due 2028	400	400
7.500% notes due 2029 *	550	550
5.400% notes due 2035 *	600	600
6.050% notes due 2036 *	600	600
6.125% notes due 2038 *	1,000	1,000
5.700% notes due 2040 *	1,000	1,000
Project financing obligations	127	141
Other (including capitalized leases)	131	160
Total long-term debt	9,630	10,173
Less current portion	(129)	(163)
Long-term portion	$9,501	$10,010

(Dollars in millions)
2012	$129
2013	20
2014	26
2015	1,221
2016	10
Thereafter	8,224
Total	$9,630